Income Taxes - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Line Items]
Valuation allowance			67,879	73,626
Valuation allowance increase (decrease)	(22,837)	37,035	(5,747)
Net operating loss carryforwards	336,631
Unrecognized tax benefits, which would, if recognized, affect the effective tax rate	11,342	26,447	53,071
Interest expense and penalties related to unrecognized tax benefits	(18,837)	(43,559)	16,778
Accrued income, tax-related interest	(5,688)	6,564
Accrued income, tax-related penalties	(2,172)	4,413